Oakhurst Fixed Income Fund
Schedule of Investments
as of November 30, 2023 (Unaudited)

COLLATERALIZED MORTGAGE OBLIGATIONS - 29.8%	Par	Value
ABN Amro Mortgage Corp., Series 2003-12, Class 1A, 5.00%, 12/25/2033	$91,773	$86,897
Banc of America Mortgage Securities, Inc.
Series 2003-J, Class 2A1, 5.16%, 11/25/2033 (a)	249,156	221,937
Series 2004-A, Class 3A1, 4.37%, 02/25/2034 (a)	14,446	14,313
Bear Stearns Alt-A Trust, Series 2003-6, Class 2A1, 5.39%, 01/25/2034 (a)	161,154	145,160
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-49, Class A9, 5.26%, 12/19/2033 (a)	33,121	30,358
Credit Suisse Management LLC, Series 2002-AR31, Class 4A2, 6.25%, 11/25/2032 (a)	37,082	35,888
Credit Suisse Mortgage Capital Certificates, Series 2013-IVR1, Class A2, 3.00%, 03/25/2043 (a)(b)	335,475	290,410
Fannie Mae Whole Loan, Series 2004-W3, Class A7, 5.50%, 05/25/2034	419,177	413,124
Federal Home Loan Mortgage Corp.
Series 2569, Class LD, 5.50%, 02/15/2033	29,487	29,368
Series 3622, Class WA, 5.50%, 09/15/2039	148,424	147,347
Series 3793, Class UA, 4.00%, 06/15/2033	31,102	29,572
Series 3827, Class HA, 3.50%, 11/15/2025	39,725	38,866
Series 3940, Class PD, 2.50%, 02/15/2041	99,847	94,056
Series 4077, Class AP, 4.00%, 01/15/2042	34,182	32,416
Series 4183, Class PA, 3.50%, 01/15/2043	32,202	31,249
Series 4566, Class CA, 3.00%, 01/15/2043	36,661	36,249
Series 4753, Class JA, 3.00%, 12/15/2047	1,015,182	888,617
Series 4760, Class A, 3.00%, 02/15/2048	661,664	610,380
Series 4960, Class PD, 2.00%, 10/25/2049	719,227	561,711
Series 5145, Class AB, 1.50%, 09/25/2049	1,244,330	914,090
Series 5206, Class DV, 3.50%, 06/25/2033	1,049,750	966,173
Series 5227, Class JQ, 4.00%, 04/25/2047	1,069,405	1,006,323
Series 5231, Class LV, 4.50%, 05/25/2052	1,102,848	1,050,537
Series 5245, Class CB, 4.00%, 12/25/2046	1,054,886	1,011,900
Series 5252, Class BA, 4.00%, 02/25/2050	1,127,147	1,076,248
Federal National Mortgage Association
Series 2005-80, Class BA, 5.00%, 04/25/2029	20,721	20,288
Series 2009-96, Class DB, 4.00%, 11/25/2029	67,058	65,101
Series 2013-13, Class MA, 4.00%, 01/25/2043	229,532	214,198
Series 2014-80, Class KA, 2.00%, 03/25/2044	258,048	184,616
Series 2016-24, Class HA, 3.00%, 04/25/2044	58,421	55,810
Series 2016-49, Class LA, 3.50%, 01/25/2043	124,906	120,176
Series 2016-89, Class CG, 3.00%, 04/25/2046	115,044	102,860
Series 2017-105, Class N, 3.00%, 01/25/2048	1,273,710	1,089,664
Series 2017-22, Class EC, 3.00%, 06/25/2044	127,091	121,785
Series 2018-45, Class AB, 3.00%, 06/25/2048	209,426	182,011
Series 2019-33, Class N, 3.00%, 03/25/2048	271,463	246,671
Series 2022-22, Class EV, 4.00%, 07/25/2033	752,473	708,184
Government National Mortgage Association
Series 2017-84, Class JD, 3.00%, 05/20/2047	36,633	31,701
Series 2018-6, Class JA, 2.75%, 01/20/2048	209,602	187,144
Series 2019-152, Class HA, 3.50%, 08/20/2049	149,476	139,977
Series 2019-61, Class KU, 3.50%, 05/20/2049	712,011	617,486
Series 2019-99, Class JC, 3.00%, 08/20/2049	72,678	63,622
Series 2020-122, Class DP, 2.50%, 07/20/2050	1,186,490	985,563
Series 2020-123, Class PB, 2.25%, 08/20/2050	580,288	459,986
Series 2020-133, Class A, 6.40%, 05/20/2050 (a)	243,652	245,418
Series 2020-133, Class HA, 3.50%, 09/20/2050	271,275	237,402
Series 2020-134, Class NP, 2.50%, 09/20/2050	912,503	744,223
Series 2020-183, Class AY, 2.00%, 11/20/2050	897,851	713,025
Series 2020-5, Class NA, 3.50%, 12/20/2049	223,415	199,550
Series 2020-78, Class CB, 5.00%, 09/20/2034	199,217	193,538
Series 2020-84, Class WA, 3.50%, 06/20/2050	163,025	143,456
Series 2020-95, Class NB, 4.50%, 07/20/2050	24,835	22,920
Series 2022-20, Class KA, 2.50%, 01/20/2052	1,096,667	945,562
Series 2022-24, Class BC, 4.00%, 02/20/2052	695,161	640,518
Series 2022-78, Class LA, 4.50%, 07/20/2050	953,356	921,828
GS Mortgage-Backed Securities Trust, Series 2021-PJ1, Class A4, 2.50%, 06/25/2051 (a)(b)	620,174	471,506
Harborview Mortgage Loan Trust
Series 2003-1, Class A, 5.28%, 05/19/2033 (a)	41,491	36,120
Series 2004-4, Class 2A, 6.01% (1 mo. Term SOFR + 0.67%), 06/19/2034 (a)	53,569	47,005
Impac CMB Trust, Series 2005-4, Class 2A1, 6.06% (1 mo. Term SOFR + 0.41%), 05/25/2035 (a)	280,950	257,830
Impac Funding Corp., Series 2003-3, Class A1, 5.20%, 08/25/2033 (a)	21,542	20,566
Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 2A1, 6.16% (1 mo. Term SOFR + 0.81%), 05/25/2036 (a)	86,577	76,274
JP Morgan Mortgage Trust
Series 2003-A1, Class 1A1, 4.52%, 10/25/2033 (a)	62,246	56,331
Series 2004-A1, Class 4A1, 4.99%, 02/25/2034 (a)	51,656	49,603
Series 2004-A3, Class SF3, 5.08%, 06/25/2034 (a)	53,706	49,652
Series 2004-A4, Class 2A2, 5.24%, 09/25/2034 (a)	582,513	516,557
Series 2004-A5, Class 2A1, 5.53%, 12/25/2034 (a)	24,577	24,412
Series 2013-3, Class A3, 3.35%, 07/25/2043 (a)(b)	53,960	47,899
Series 2017-2, Class A3, 3.50%, 05/25/2047 (a)(b)	111,397	95,559
Series 2018-1, Class A7, 3.50%, 06/25/2048 (a)(b)	399,404	349,644
Mastr Adjustable Rate Mortgages Trust, Series 2003-3, Class 2A1, 5.82%, 09/25/2033 (a)	48,049	42,964
MASTR Asset Securitization Trust, Series 2004-1, Class 3A7, 5.25%, 01/25/2034	38,338	35,976
Merrill Lynch Mortgage Investors, Inc.
Series 2004-A3, Class 1A, 4.26%, 05/25/2034 (a)	112,077	98,217
Series 2005-A1, Class 1A, 5.83%, 12/25/2034 (a)	225,337	213,782
MortgageIT Trust, Series 2004-1, Class A2, 6.36% (1 mo. Term SOFR + 1.01%), 11/25/2034 (a)	719,349	672,945
Nationstar Mortgage Loan Trust, Series 2013-A, Class A, 3.75%, 12/25/2052 (a)(b)	33,923	31,099
New Residential Mortgage Loan Trust, Series 2017-3A, Class A1, 4.00%, 04/25/2057 (a)(b)	196,806	183,992
RCKT Mortgage Trust, Series 2022-1, Class A5, 2.50%, 01/25/2052 (a)(b)	1,371,654	1,156,516
Rithm Capital Corp., Series 2015-2A, Class A2, 3.75%, 08/25/2055 (a)(b)	177,399	163,033
Sequoia Mortgage Trust
Series 2003-8, Class A1, 6.09% (1 mo. Term SOFR + 0.75%), 01/20/2034 (a)	188,452	175,604
Series 2004-6, Class A2, 6.01% (1 mo. Term SOFR + 0.67%), 07/20/2034 (a)	81,159	71,060
Series 2013-5, Class A1, 2.50%, 05/25/2043 (a)(b)	162,790	134,448
Series 2013-6, Class A2, 3.00%, 05/25/2043 (a)	197,332	167,981
Series 2018-5, Class A7, 3.50%, 05/25/2048 (a)(b)	777,349	669,810
Series 2019-2, Class A1, 4.00%, 06/25/2049 (a)(b)	591,782	537,952
Series 2019-4, Class A1, 3.50%, 11/25/2049 (a)(b)	548,159	478,376
Series 2019-5, Class A1, 3.50%, 12/25/2049 (a)(b)	256,393	223,099
Series 2020-4, Class A2, 2.50%, 11/25/2050 (a)(b)	550,770	436,747
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-1, Class 4A4, 6.45%, 02/25/2034 (a)	67,117	62,399
Structured Asset Mortgage Investments, Inc.
Series 2003-AR4, Class A1, 6.15% (1 mo. Term SOFR + 0.81%), 01/19/2034 (a)	26,578	24,817
Series 2004-AR4, Class 1A1, 6.15% (1 mo. Term SOFR + 0.81%), 12/19/2034 (a)	35,613	32,778
Series 2004-AR6, Class A1A, 6.15% (1 mo. Term SOFR + 0.81%), 02/19/2035 (a)	939,984	852,190
Structured Asset Securities Corp.
Series 2003-34A, Class 5A4, 6.66%, 11/25/2033 (a)	95,773	90,882
Series 2003-9A, Class 2A1, 6.60%, 03/25/2033 (a)	64,190	61,167
Terwin Mortgage Trust, Series 2004-1HE, Class M1, 6.58% (1 mo. Term SOFR + 1.24%), 02/25/2034 (a)(b)	301,936	278,477
WaMu Mortgage Pass Through Certificates
Series 2002-AR2, Class A, 4.26% (Enterprise 11th District COFI Replacement Index + 1.25%), 02/27/2034 (a)	87,543	81,212
Series 2003-AR7, Class A7, 5.58%, 08/25/2033 (a)	388,157	355,296
Series 2003-AR8, Class A, 5.60%, 08/25/2033 (a)	145,933	137,385
Series 2005-AR13, Class A1A3, 7.02% (1 mo. Term SOFR + 1.67%), 10/25/2045 (a)	133,389	125,045
Series 2005-AR2, Class 1A1A, 6.12% (1 mo. Term SOFR + 0.77%), 01/25/2045 (a)	902,671	840,446
Wells Fargo Alternative Loan Trust, Series 2002-1, Class 1A1, 6.25%, 08/25/2032	195,529	187,465
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1, Class A3, 2.50%, 12/25/2050 (a)(b)	1,072,568	920,082
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $35,706,807)		32,009,672

CORPORATE BONDS - 26.8%	Par	Value
Communications - 2.4%
BellSouth LLC, 6.88%, 10/15/2031	895,000	945,206
Discovery Communications LLC, 5.00%, 09/20/2037	1,025,000	875,195
Paramount Global, 7.88%, 07/30/2030	765,000	808,809
		2,629,210

Consumer Discretionary - 1.5%
Fortune Brands Innovations, Inc., 5.88%, 06/01/2033	900,000	896,465
Genting New York LLC / GENNY Capital, Inc., 3.30%, 02/15/2026 (b)	825,000	746,605
		1,643,070

Energy - 2.5%
Enbridge, Inc., 5.70%, 03/08/2033	904,000	904,360
Gray Oak Pipeline LLC, 3.45%, 10/15/2027 (b)	963,000	878,441
Phillips 66 Partners LP
3.55%, 10/01/2026	565,000	521,907
3.75%, 03/01/2028	496,000	422,729
		2,727,437

Financials - 11.9%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.30%, 01/30/2032	1,075,000	891,160
American Homes 4 Rent LP, 2.38%, 07/15/2031	1,128,000	885,669
Antares Holdings LP, 3.95%, 07/15/2026 (b)	820,000	751,605
Aviation Capital Group LLC, 6.38%, 07/15/2030 (b)	900,000	888,951
Bank of America Corp., 5.29% to 04/25/2033 then SOFR + 1.91%, 04/25/2034	905,000	869,610
Blackstone Private Credit Fund, 3.25%, 03/15/2027	975,000	866,133
Blue Owl Capital Corp., 2.63%, 01/15/2027	997,000	876,849
Crown Castle, Inc., 5.10%, 05/01/2033	919,000	878,997
Drawbridge Special Opportunities Fund LP / Drawbridge Special Opportunities Fin, 3.88%, 02/15/2026 (b)	937,000	846,594
Fairfax Financial Holdings Ltd., 5.63%, 08/16/2032	904,000	877,805
First American Financial Corp., 4.00%, 05/15/2030	1,017,000	883,458
First-Citizens Bank & Trust Co., 2.97% to 09/27/2024 then 3 mo. Term SOFR + 1.72%, 09/27/2025	460,000	446,238
FS KKR Capital Corp., 3.40%, 01/15/2026	933,000	867,882
Icahn Enterprises LP / Icahn Enterprises Finance Corp., 4.38%, 02/01/2029	750,000	615,527
Jackson Financial, Inc., 3.13%, 11/23/2031	1,100,000	875,671
New York Community Bancorp, Inc., 8.43% (3 mo. Term SOFR + 3.04%), 11/06/2028 (c)	520,000	495,403
		12,817,552

Health Care - 1.5%
Bristol-Myers Squibb Co., 5.88%, 11/15/2036	485,000	500,624
CVS Pass-Through Trust, 6.94%, 01/10/2030	310,815	314,901
CVS Pass-Through Trust Series 2013, Series 2013, 4.70%, 01/10/2036 (b)	202,708	183,728
CVS Pass-Through Trust Series 2014, 4.16%, 08/11/2036 (b)	652,812	568,241
		1,567,494

Industrials - 1.3%
GE Capital Funding LLC, 4.40%, 05/15/2030	580,000	535,304
MasTec, Inc., 4.50%, 08/15/2028 (b)	975,000	879,305
		1,414,609

Technology - 3.3%
Hewlett Packard Enterprise Co., 6.20%, 10/15/2035	857,000	903,570
Leidos, Inc., 5.50%, 07/01/2033	950,000	881,524
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 05/11/2031	1,067,000	866,399
TD SYNNEX Corp., 2.38%, 08/09/2028	1,019,000	858,427
		3,509,920

Utilities - 2.3%
Elwood Energy LLC, 8.16%, 07/05/2026	325,442	286,389
National Rural Utilities Cooperative Finance Corp., 8.00%, 03/01/2032	755,000	873,541
NSG Holdings LLC / NSG Holdings, Inc., 7.75%, 12/15/2025 (b)	410,094	410,096
Potomac Electric Power Co., 7.90%, 12/15/2038	780,000	951,228
		2,521,254
TOTAL CORPORATE BONDS (Cost $31,253,622)		28,830,546

U.S. TREASURY OBLIGATIONS - 26.2%	Par	Value
United States Treasury Note/Bond
5.25%, 02/15/2029	3,790,000	3,944,857
2.88%, 05/15/2032	3,500,000	3,131,543
2.75%, 08/15/2032	3,835,000	3,386,335
4.13%, 11/15/2032	3,790,000	3,719,974
3.50%, 02/15/2033	4,800,000	4,485,374
3.88%, 08/15/2033	2,917,000	2,805,334
3.00%, 05/15/2042	4,699,000	3,706,520
2.50%, 02/15/2045	4,323,000	3,032,939
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,303,132)		28,212,876

ASSET-BACKED SECURITIES - 7.8%	Par	Value
Air Canada, Series 2017-1, 3.55%, 01/15/2030 (b)	930,000	801,261
American Airlines Group, Inc., Series AA, 3.15%, 02/15/2032	1,035,361	878,208
Countrywide Asset-Backed Certificates, Series 2004-6, Class 2A3, 6.66% (1 mo. Term SOFR + 1.31%), 11/25/2034 (a)	148,892	142,153
DB Master Finance Parent LLC, Series 2021-1A, Class A2II, 2.49%, 11/20/2051 (b)	821,240	699,819
Flagship Credit Auto Trust, Series 2020-4, Class D, 2.18%, 02/16/2027 (b)	735,000	687,986
GLS Auto Receivables Trust, Series 2020-1A, Class C, 2.72%, 11/17/2025 (b)	301,646	300,161
Impac CMB Trust
Series 2007-A, Class A, 5.96% (1 mo. Term SOFR + 0.61%), 05/25/2037 (a)(b)	694,747	644,381
Series 2007-A, Class M1, 6.26% (1 mo. Term SOFR + 0.91%), 05/25/2037 (a)(b)	253,047	235,617
Jack in the Box, Inc., Series 2022-1A, Class A2I, 3.45%, 02/26/2052 (b)	858,850	775,653
Long Beach Mortgage Loan Trust, Series 2004-4, Class 1A1, 6.02% (1 mo. Term SOFR + 0.67%), 10/25/2034 (a)	726,683	683,473
SBA Depositor LLC
Series 2020-1-2, 1.88%, 01/15/2026 (b)	1,050,000	961,087
Series 2020-1-2, 2.33%, 01/15/2028 (b)	10,000	8,644
United Airlines 2020-1 Class A Pass Through Trust, Series 2020-1, 5.88%, 10/15/2027	844,313	841,716
Verizon Master Trust, Series 2023-6, Class A, 5.35%, 09/22/2031 (b)	750,000	761,513
TOTAL ASSET-BACKED SECURITIES (Cost $8,841,768)		8,421,672

MORTGAGE-BACKED SECURITIES - 4.2%	Par	Value
Federal Home Loan Mortgage Corp.
Pool C91859, 3.50%, 12/01/2035	211,493	199,893
Pool SB8257, 5.50%, 09/01/2038	1,079,579	1,081,833
Pool SD3386, 5.50%, 07/01/2053	1,471,250	1,450,770
Federal National Mortgage Association
Pool FM5329, 2.00%, 01/01/2031	498,914	456,591
Pool FS0862, 2.50%, 12/01/2036	907,001	835,403
Pool FS5649, 5.50%, 08/01/2053	395,568	390,011
Pool MA0584, 4.50%, 10/01/2040	9,113	8,466
Pool MA1201, 3.50%, 10/01/2032	87,440	82,936
TOTAL MORTGAGE-BACKED SECURITIES (Cost $4,615,405)		4,505,903

U.S. GOVERNMENT AGENCY ISSUES - 3.1%	Par	Value
United States of America
1.15%, 08/12/2030	2,000,000	1,587,424
4.65%, 06/15/2035	1,100,000	1,062,173
2.40%, 03/24/2036	900,000	667,754
TOTAL U.S. GOVERNMENT AGENCY ISSUES (Cost $3,881,448)		3,317,351

CONVERTIBLE BONDS - 0.8%	Par	Value
Financials - 0.8%
PennyMac Corp., 5.50%, 11/01/2024	900,000	878,625
TOTAL CONVERTIBLE BONDS (Cost $907,402)		878,625

SHORT-TERM INVESTMENTS - 1.4%
Money Market Funds - 1.4%	Shares
Invesco Treasury Portfolio - Class Institutional, 5.28%(d)	1,456,344	1,456,344
TOTAL SHORT-TERM INVESTMENTS (Cost $1,456,344)		1,456,344

TOTAL INVESTMENTS - 100.1% (Cost $117,965,928)		$107,632,989
Liabilities in Excess of Other Assets - (0.1)%		(63,979)
TOTAL NET ASSETS - 100.0%		$107,569,010

Percentages are stated as a percent of net assets.

SOFR - Secured Overnight Financing Rate

(a)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of November 30, 2023.

(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of November 30, 2023, the value of these securities total $18,498,337 or 17.2% of the Fund’s net assets.

(c)
Coupon rate is variable or floats based on components including but not limited to reference rate and spread. These securities may not indicate a reference rate and/or spread in their description. The rate disclosed is as of November 30, 2023.

(d)	The rate shown represents the 7-day effective yield as of November 30, 2023.

Oakhurst Fixed Income Fund
	Level 1	Level 2	Level 3	Total
Investments:
Collateralized Mortgage Obligations	$–	$32,009,672	$–	$32,009,672
Corporate Bonds	–	28,830,546	–	28,830,546
U.S. Treasury Obligations	–	28,212,876	–	28,212,876
Asset-Backed Securities	–	8,421,672	–	8,421,672
Mortgage-Backed Securities	–	4,505,903	–	4,505,903
U.S. Government Agency Issues	–	3,317,351	–	3,317,351
Convertible Bonds	–	878,625	–	878,625
Money Market Funds	1,456,344	–	–	1,456,344
Total Investments	$1,456,344	$106,176,645	$–	$107,632,989

Refer to the Schedule of Investments for industry classifications.